GOLDMAN SACHS TRUST
Goldman Sachs Short Duration and Government Fixed Income Funds
Class A, Administration, Institutional, Investor, Class P and Class R6 Shares of the
Goldman Sachs Enhanced Income Fund
(the “Fund”)
Supplement dated October 20, 2021 to the
Prospectuses and Summary Prospectuses,
each dated July 29, 2021, as supplemented to date
Upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of the Goldman Sachs Trust recently approved changes to the Fund’s principal investment strategy and benchmark index. The Fund’s current investment objective will remain the same. These changes will be effective immediately.
The Fund’s benchmark index will change from the Goldman Sachs Enhanced Income Fund Composite Index, a custom benchmark comprised of the ICE BofAML Six‑Month U.S. Treasury Bill Index (50%) and the ICE BofAML One‑Year U.S. Treasury Note Index (50%), to the ICE BofAML One‑Year U.S. Treasury Note Index (100%).
Accordingly, effective immediately, the Fund’s Prospectuses and Summary Prospectuses are revised as follows:
The following replaces in its entirety the “Goldman Sachs Enhanced Income Fund—Summary—Principal Strategy” section of the Prospectuses and “Principal Strategy” section of the Summary Prospectuses:
The Fund invests, under normal circumstances, primarily in a portfolio of U.S. or foreign fixed income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”), corporate notes, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), commercial paper, fixed and floating rate asset-backed securities (including collateralized loan obligations), high yield non‑investment grade fixed income securities (i.e., securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality), sovereign and corporate debt securities, and other U.S. dollar denominated debt instruments of emerging market countries. The Fund may also invest in fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”). The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”).

Except for asset-backed securities, Mortgage-Backed Securities and U.S. Treasury securities deliverable in futures transactions, the Fund will not invest in securities with remaining maturities of more than 5 years as determined in accordance with the SAI. With respect to asset-backed securities and Mortgage-Backed Securities, the Fund will not invest in asset-backed securities with a weighted average life of more than 5 years. In pursuing the Fund’s investment objective, the Investment Adviser will seek to enhance the Fund’s return by identifying those fixed income securities that are within the maturity limitations discussed above and that the Investment Adviser believes offer advantageous yields relative to other similar securities.
The Fund may not invest, in the aggregate, more than 10% of its total assets measured at the time of purchase (“Total Assets”) in (i) U.S. dollar denominated emerging market countries debt and (ii) non‑investment grade fixed income securities.
The Fund may engage in forward foreign currency transactions in G4 currencies (U.S. Dollar, Euro, GBP and JPY) for both hedging and non‑hedging purposes. The Fund may invest in obligations of domestic and foreign issuers that are denominated in currencies other than the U.S. dollar (and may also be denominated in a currency other than that associated with the issuer’s domicile).
The Fund also intends to invest in other derivative instruments, including (but not limited to) interest rate futures contracts, options (including options on futures contracts, swaps, bonds and indexes), swaps (including credit default, index, basis, total return, volatility and currency swaps) and other forward contracts. The Fund may use derivatives, instead of buying and selling debt directly, to manage duration, to gain exposure to certain securities or indexes, or to take short positions with respect to individual securities or indexes. The Fund may invest in derivatives that are not denominated in U.S. dollars.
The Fund may gain exposure to Agency Mortgage-Backed Securities through several methods, including by utilizing to‑be‑announced (“TBA”) agreements in Agency Mortgage-Backed Securities or through the use of reverse repurchase agreements. TBA agreements for Agency Mortgage-Backed Securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. A reverse repurchase agreement enables the Fund to gain exposure to specified pools of Agency Mortgage-Backed Securities by purchasing them on a forward settling basis and using the proceeds of the reverse repurchase agreement to settle the trade.
The Fund’s target duration range under normal interest rate conditions is expected to be approximately 1 year plus or minus 1 year, and over the past five years ended June 30, 2021, the duration of the ICE BofAML One‑Year U.S. Treasury Note Index has ranged between 0.90 to 0.99 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

The Fund’s benchmark index is the ICE BofAML One‑Year U.S. Treasury Note Index.
The following is added to the “Goldman Sachs Enhanced Income Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and the “Principal Risks of the Fund” section of the Summary Prospectuses:
Call/Prepayment Risk.  An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a Mortgage-Backed Security) earlier than expected. This may happen when there is a decline in interest rates, when credit spreads change, or when an issuer’s credit quality improves. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.
Counterparty Risk.  Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with over‑the‑counter (“OTC”) transactions. Therefore, in those instances in which the Fund enters into uncleared OTC transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses.
Extension Risk.  An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a Mortgage-Backed Security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities.
Floating and Variable Rate Obligations Risk.  For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.
Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as the London Interbank Offered Rate (“LIBOR”). Such a floor protects the Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Fund may not benefit from increasing interest rates for a significant amount of time.
LIBOR is the average interest rate at which a selection of large global banks borrow from one another, and has been widely used as a benchmark rate for adjustments to floating and variable rate obligations. On March 5, 2021, the United Kingdom’s Financial

Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBORs will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.
Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in, or otherwise economically tied to, emerging countries.
Mortgage-Backed and/or Other Asset-Backed Securities Risk.  Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-Backed Securities offered by non‑governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with Mortgage-Backed Securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.
The Fund may gain exposure to Agency Mortgage-Backed Securities by utilizing TBA agreements. TBA agreements involve the risk that the other party to the transaction will not meet its obligation. If this occurs, the Fund could lose the opportunity to obtain a price or yield that it considers advantageous. In such circumstances, the Fund may not be able to secure an alternative investment with comparable terms. TBA agreements may give rise to a form of leverage. The Fund’s use of TBA agreements may also result in a higher portfolio turnover rate and/or increased capital gains for the Fund.

Municipal Securities Risk.  Municipal Securities are subject to call/prepayment risk, credit/default risk, extension risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on Municipal Securities is generally not subject to federal tax, any interest earned on taxable Municipal Securities is fully taxable at the federal level and may be subject to tax at the state level.
Non‑Investment Grade Fixed Income Securities Risk.  Non‑investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.
Reverse Repurchase Agreements Risk.  Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.
The following replaces in its entirety the first paragraph of the “Goldman Sachs Enhanced Income Fund—Summary—Performance” section in the Multi-Class Prospectus and the “Performance” section in the Multi-Class Summary Prospectus:
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Class Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Institutional, Administration, Investor and Class R6 Shares compare to those of the ICE BofAML One‑Year U.S. Treasury Note Index. In addition, as of October 20, 2021, the Fund’s benchmark index was changed from the Goldman Sachs Enhanced Income Fund Composite Index, a custom benchmark comprised of the ICE BofAML Six‑Month U.S. Treasury Bill Index (50%) and the ICE BofAML One‑Year U.S. Treasury Note Index (50%), to the ICE BofAML One‑Year U.S. Treasury Note Index. The Adviser believes that the ICE BofAML One‑Year U.S. Treasury Note Index is a more appropriate benchmark against which to measure the Fund’s past performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

The following replaces in its entirety the first paragraph of the “Goldman Sachs Enhanced Income Fund—Summary—Performance” section in the Class P Prospectus and the “Performance” section in the Class P Summary Prospectus:
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class P Shares from year to year; and (b) how the average annual total returns of the Fund’s Class P Shares compare to those of the ICE BofAML One‑Year U.S. Treasury Note Index. In addition, as of October 20, 2021, the Fund’s benchmark index was changed from the Goldman Sachs Enhanced Income Fund Composite Index, a custom benchmark comprised of the ICE BofAML Six‑Month U.S. Treasury Bill Index (50%) and the ICE BofAML One‑Year U.S. Treasury Note Index (50%), to the ICE BofAML One‑Year U.S. Treasury Note Index. The Adviser believes that the ICE BofAML One‑Year U.S. Treasury Note Index is a more appropriate benchmark against which to measure the Fund’s past performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at https://www.gsam.com/content/dam/gsam/pdfs/us/en/fund-resources/monthly-highlights/retail-fund-facts.pdf?sa=n&rd=n or by calling the appropriate phone number on the back cover of the Prospectus.
The following replaces in its entirety the “Investment Management Approach—Principal Investment Strategies—Enhanced Income Fund” section of the Prospectuses:
The Fund invests, under normal circumstances, primarily in a portfolio of U.S. or foreign fixed income securities, including U.S. Government Securities, Mortgage-Backed Securities, commercial paper, fixed and floating rate asset-backed securities (including collateralized loan obligations), high yield non‑investment grade fixed income securities (i.e., securities rated BB+, Ba1 or below by a NRSRO or, if unrated, determined by the Investment Adviser to be of comparable credit quality), sovereign and corporate debt securities, and other U.S. dollar denominated debt instruments of emerging market countries. The Fund may also invest in Municipal Securities. The Fund may also invest in custodial receipts and convertible securities. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including ETFs.
Except for asset-backed securities, Mortgage-Backed Securities and U.S. Treasury securities deliverable in futures transactions, the Fund will not invest in securities with remaining maturities of more than 5 years as determined in accordance with the SAI. With respect to asset-backed securities and Mortgage-Backed Securities, the Fund will not invest in asset-backed securities with a weighted average life of more than 5 years. In pursuing the Fund’s investment objective, the Investment Adviser will seek to enhance the Fund’s return by identifying those fixed income securities that are within the maturity limitations discussed above and that the Investment Adviser believes offer advantageous yields relative to other similar securities.

The Fund may not invest, in the aggregate, more than 10% of its Total Assets in (i) U.S. dollar denominated emerging market countries debt and (ii) non‑investment grade fixed income securities.
The Fund may engage in forward foreign currency transactions in G4 currencies (U.S. Dollar, Euro, GBP and JPY) for both hedging and non‑hedging purposes. The Fund may invest in obligations of domestic and foreign issuers that are denominated in currencies other than the U.S. dollar (and may also be denominated in a currency other than that associated with the issuer’s domicile).
The Fund also intends to invest in other derivative instruments, including (but not limited to) interest rate futures contracts, options (including options on futures contracts, swaps, bonds and indexes), swaps (including credit default, index, basis, total return, volatility and currency swaps) and other forward contracts. The Fund may use derivatives, instead of buying and selling debt directly, to manage duration, to gain exposure to certain securities or indexes, or to take short positions with respect to individual securities or indexes. The Fund may invest in derivatives that are not denominated in U.S. dollars.
The Fund may gain exposure to Agency Mortgage-Backed Securities through several methods, including by utilizing TBA agreements in Agency Mortgage-Backed Securities or through the use of reverse repurchase agreements. TBA agreements for Agency Mortgage-Backed Securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. A reverse repurchase agreement enables the Fund to gain exposure to specified pools of Agency Mortgage-Backed Securities by purchasing them on a forward settling basis and using the proceeds of the reverse repurchase agreement to settle the trade.
The Fund’s target duration range under normal interest rate conditions is expected to be approximately 1 year plus or minus 1 year, and over the past five years ended June 30, 2021, the duration of the ICE BofAML One‑Year U.S. Treasury Note Index has ranged between 0.90 to 0.99 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.
The Fund’s benchmark index is the ICE BofAML One‑Year U.S. Treasury Note Index.

The following replaces in its entirety the “Enhanced Income Fund” column in the “Investment Practices” table under the “Investment Management Approach” section of the Prospectuses:

Enhanced Income Fund

Borrowings	33 1⁄3

Credit, Interest Rate and Total Return Swaps (and Options on Swaps)	•

Cross Hedging of Currencies	•

Currency Swaps	•

Custodial Receipts and Trust Certificates	•

Foreign Currency Transactions	•

Futures Contracts and Options and Swaps on Futures Contracts	•

Illiquid Investments*	15

Interest Rate Floors, Caps and Collars	•

Investment Company Securities (including ETFs)**	10

Mortgage Dollar Rolls	•

Mortgage Swaps	•

Options***	•

Options on Foreign Currencies****	•

Repurchase Agreements	•

Reverse Repurchase Agreements	•

Short Sales Against the Box	•

When-Issued Securities and Forward Commitments	•

*
Illiquid investments are any investments that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

**
This percentage limitation does not apply to a Fund’s investments in investment companies (including ETFs) where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.

***	The Fund may sell call and put options and purchase call and put options on securities and securities indices in which they may invest.
****	The Fund may purchase and sell call and put options on foreign currencies.

The following replaces in its entirety the “Enhanced Income Fund” column in the “Investment Securities” table under the “Investment Management Approach” section of the Prospectuses:

Enhanced Income Fund

Asset-Backed Securities	•

Bank Obligations	•

Collateralized Loan Obligations	•

Convertible Securities	•

Corporate Debt Obligations and Trust Preferred Securities	•

Emerging Country Securities[1]	10

Floating and Variable Rate Obligations	•

Foreign Securities[2]	•

Inflation Protected Securities	•

Mortgage-Related Securities

Adjustable Rate Mortgage Loans	•

Collateralized Mortgage Obligations	•

Fixed Rate Mortgage Loans	•

Government Issued Mortgage-Backed Securities	•

Multiple Class Mortgage-Backed Securities	•

Privately Issued Mortgage-Backed Securities	•

Stripped Mortgage-Backed Securities	•

Non‑Investment Grade Fixed Income Securities[1]	10

Preferred Stock, Warrants and Rights	•

Structured Securities (which may include credit linked notes)[3]	•

Taxable Municipal Securities	•

Tax‑Free Municipal Securities	•

Temporary Investments	•

U.S. Government Securities	•

[1]	The Fund may not invest, in the aggregate, more than 10% of its Total Assets in (i) emerging countries debt and (ii) non‑investment grade fixed income securities.
[2]	Includes issuers domiciled in one country and issuing securities denominated in the currency of another.
[3]	Structured securities are not subject to the same minimum credit quality requirement as the Fund’s investments in fixed income securities.

The following replaces in its entirety the “Enhanced Income Fund” column in the table under the “Risks of the Funds” section of the Prospectuses:

✓	Principal Risk
•	Additional Risk

Enhanced Income Fund

Call/Prepayment	✓

Collateralized Loan Obligations and Other Collateralized Debt Obligations	✓

Counterparty	✓

Credit/Default	✓

Derivatives	✓

Emerging Countries	✓

ESG Integration	•

Extension	✓

Floating and Variable Rate Obligations	✓

Foreign	✓

Inflation Protected Securities	•

Interest Rate	✓

Large Shareholder Transactions	✓

Leverage	•

Liquidity	•

Management	•

Market	✓

Mortgage-Backed and/or Other Asset-Backed Securities	✓

Municipal Securities	✓

NAV	•

Non‑Hedging Foreign Currency Trading	•

Non‑Investment Grade Fixed Income Securities	✓

Other Investment Companies	✓

Reverse Repurchase Agreements	✓

Sovereign Default

Political	•

Economic	•

Repayment	•

U.S. Government Securities	✓

The following replaces the first sentence of “Emerging Countries Risk” under the “Risks of the Funds” section of the Prospectuses:
Emerging Countries Risk—The Enhanced Income Fund, Inflation Protected Securities Fund and Short Duration Bond Fund may invest in securities of issuers located in emerging countries.
This Supplement should be retained with your Prospectuses and Summary Prospectuses for future reference.

SDFI1OPSSTK 10‑21